UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-21748

          -----------------------------------------------------------

                            Bread & Butter Fund, Inc.
                (Exact name of registrant as specified in charter)


                                3633 Hill Rd. 3Rd.
                               Parsippany, NJ 07054
                     (Address of principal executive offices)



                   James B. Potkul, Potkul Capital Management LLC
                                3633 Hill Rd. 3Rd Flr.
                                Parsippany, NJ 07054
                       (Name and address of agent for service)


Registrant's telephone number, including area code: (973) 331-1000


Date of fiscal year end: December 31

Date of reporting period: December 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.
Item 1.  Reports to Stockholders.






BREAD & BUTTER FUND, INC.











ANNUAL REPORT 2005





December 31, 2005









Bread & Butter Fund, Inc.
3633 Hill Rd. 3rd Flr
Parsippany, NJ 07054
973-331-1000 / 888-476-8585



Website: www.breadandbutterfund.com





This report is provided for the general information of Bread & Butter Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund. Please read it carefully before you invest.





Dear Fellow Shareholders,

I would like to welcome you to the first annual report for the Bread & Butter Fund, Inc. (the "Fund"). The Fund opened its door to investors on October 31, 2005. This Fund has been in the planning stage in one form or another over the past 10 years. I am very excited about the future prospects of this Fund. I will own a significant position in the Fund as well as being in the fund along with the Chairman of the Board, Don McDermott. Also my family and friends will be investing with you. In this first annual letter I will touch on a wide array of topics to better inform you about the Fund and a few basic investment fundamentals.

The Bread & Butter Fund had a return of 1.73% for the period ending December 31, 2005 against the S & P 500 Index which returned 3.42%. The Fund underperformed the index over this short time period. Reasons for this: First, the Fund invests and looks different from the S & P 500 Index, and, second, the Fund is about 57% in cash equivalents awaiting more attractive risk/reward opportunities to deploy capital.

The three largest positions in the Fund are Sun Communities, Pfizer and Time Warner. Each one of these companies has issues it faces, but in my opinion these issues are correctable. This is why the Fund was able to buy such investments at a discount to underlying value due to these issues and uncertainties.
Sun Communities is a REIT (Real Estate Investment Trust) which owns and operates 135 manufactured housing communities in eighteen states. It was purchased at a discount to its net asset value while paying over an 8% dividend that is being supported by cashflow. This REIT is our anti-housing bubble play. Right now manufactured home communities are offering tremendous value to homeowners with a cost of $17-$20 a sq. ft. while site built houses are usually more than triple this. As this value to price ratio is discovered by homeowners and as the site built housing market weakens, manufactured housing communities will see the economics of its business improve.
Pfizer, the largest pharmaceutical company in the world offered us a great value at the time of purchase. It was trading at an 8 year low, 12 times earnings and significant free-cashflow generation to offset patent expirations along with a 4% dividend. Although I do not think the pharmaceutical business is going to offer the rates of return of past years, I do believe at the price the Fund paid we should get a solid return over time.
Finally, Time Warner (a media/entertainment/internet conglomerate) is a company that offers tremendous value over time. Although more work is needed to tweak the portfolio of companies it owns as well as further cost containment measures it does offer good value at a low risk. Solid cashflow with world-class assets should make this company a long term keeper.

Currently I do not believe we are being sufficiently compensated in the market, through low enough valuations to accept the risks building in the economy. Some of the risks I am referring to are the credit risk associated with a leveraged consumer, sustained high energy prices, low interest spreads between treasuries and high yield debt, record level of corporate profitability and fiscal and trade deficits that are growing. These imbalances cannot go unchecked forever. At some point an adjustment will take hold.
I will continue to be vigilant in researching for undervalued situations which are presented by the Market. Although the Market is reasonably efficient in pricing securities, I believe at times there exist small pockets of inefficiencies. As increasing amounts of capital are invested in sector index funds, it is my hope this will lead to further stock market inefficiencies in the future as a herd-like flow of capital enters then exits certain sectors.




Investment Philosophy

As you have read in the prospectus, the Bread & Butter Fund follows a Contrarian/Value investment Philosophy. It does make sense to review it so as to reinforce its discipline.
The Contrarian/Value investment philosophy is a discipline that utilizes investor overreactions to capture inefficiencies in the market. The first step in the process is to search for securities that are in out of favor undervalued areas of the market. Usually these areas of the market are surrounded with uncertainty, controversy and pessimism. I will then focus on those securities that trade at cheap quantitative valuation measurements to freecashflow/cashflow, current as well as anticipated future levels of earnings, book value or replacement cost of assets (hidden asset values) and private market valuations.
Then a proprietary list of potential investment securities will be put through a qualitative Four Step Investment Process in order to determine its long-term investment viability. This includes a complete financial statement analysis/financial integrity of SEC documents, industry dynamics (to understand the current competitive landscape in the industry, pricing power and franchise value of products or services), management strategy (prudent operating and capital allocation decisions) and finally Analyst sentiment (which is usually dull or pessimistic toward the security)
I will intensify my interest in a security in the face of negative price action. I look at these companies as businesses not pieces of trading paper. Thus, I want to buy them cheap and keep them for the long term. This style requires discipline, patience and a longer-term time horizon to be successfully implemented and realized and, therefore I am not overly preoccupied with short-term performance numbers.

Our Commitment
To ensure our shareholders that we will be working diligently on your behalf, the Board of Directors and I have made the following commitment:

*	The Fund Adviser will function as an Independent Investment Adviser. The
Fund's Manager, James B. Potkul (age 42) is committed to the Fund for the long-term.
*	The President and Portfolio Manager along with the independent Chairman of the Board own a significant stake in the Fund. We will invest with our investors.
*	The Adviser will adhere to a disciplined Contrarian/Value Investment
Strategy by buying out of favor securities whose true value is yet to be appreciated. We will avoid fads and speculative behavior as performed by following a herd mentality.
*	The Fund will be managed in a tax sensitive manner by minimizing transactions and asset turnover.
*	The Adviser and the Board will work diligently at every opportunity to lower Fund expenses overtime as asset levels grow.
*	The Fund will only seek long-term investors while discouraging short-term speculators and market timers that would be in opposition to our
Contrarian/Value Strategy.
*	The Fund's Adviser will be proactive in dealing with corporations by defending the rights of investors when necessary as it relates to individual securities that are being held in the Fund.


The Ground Rules

Investors should be committed for at least 5 years in the Fund. I consider 5 years a minimum time frame to determine whether the Fund is performing or not.



The benchmark I have chosen seems most fitting; it is the S & P 500 Index. This Index gives a broad diversity of the largest corporations in America. A good example of this index put into real world numbers is the Vanguard 500 Index Fund, which has some drag due to transactions and to fund expenses. I may use this fund to compare returns over time.
You should not judge the performance of the Fund on a monthly, quarterly or yearly basis. Sometimes the Fund's performance will be out of sync with the general indices. In order for the fund to outperform the index overtime, it will have to look different from the index. This means the Fund may be more heavily weighted in a few securities or sectors that offer promising investment opportunities. However, this can lead to short-term underperformance until the perceived undervalued securities are recognized and are priced accordingly.
The Fund is not in the business of predicting the general movement of the stock market. I feel predicting short-term price fluctuations are very difficult, if not impossible to do consistently. Therefore, I will spend my time looking for promising individual securities in the market.
Some of our investments may behave similar to the market in the short-term due to being included in the S & P 500 Index. Just because the Fund is buying a cheap investment does not mean it cannot go lower in price. During abrupt panics in the stock market, some of our investments may go down percentage-wise just as much or more as the Index.
It is my projected expectation however, that the Fund will likely outperform by a wider margin in down markets. On the other-hand, in very strong up markets, the Fund will probably under-perform and lag behind. It is my experience that this is just the nature of Contrarian/Value investing.

Investor Mistakes

My experience over the years has shown that investors invest on the basis of emotion rather than on the basis of following a disciplined investment strategy. A fairly recent study done by Dalbar Inc. shows that the average mutual fund had an average annual return of 14% per year from 1984-2000, but the average mutual fund investor in those same funds experienced only a 5% average annual return. A difference of 9%, I consider to be significant when investment compounding is taken into account.
Why did this happen? Simply put, it is because investors chased performance by buying funds that had experienced above average past performance. The sad conclusion of the story is when investors would sell out of those funds when performance weakened. So in essence, they bought high and sold low. It's that simple.
A great example of this activity occurred in the 1999-2000 time period when technology, internet and large growth funds attracted the bulk of the assets only to be disappointed in coming years with sour performance. The herd-like investors flowed in at or near the top while many exited at or near the bottom If you could develop a counter-emotional investment discipline, by making it a habit of adding to investments at moments of greatest pessimism in the market, you will most probably be rewarded over time.
This is why I have such conviction for the Contrarian/Value investment philosophy which our Fund will be following. It keeps you from chasing fads and speculative behavior while keeping a balance between pessimism and greed.

Compound Interest

This basic concept of compounding interest should be understood by all investors. The concept is based on TVM or the time value of money. I have presented a chart, which tracks a one-time investment over the short and long-term at various growth rates. Familiarize yourself with this concept to better understand the benefits of investing early and compounding over time.





Shown below are the values of a $50,000 investment compounded over various time periods.

                    4%           8%                12%               16%
10 years          $74,012     $107,946          $155,292           $220,572

20 years          $109,556    $233,047          $482,315           $973,038

30 years          $162,169    $503,133          $1,497,996         $4,292,494

As you can see, by starting early you can take advantage of time and compounding interest. In order to maximize the concept of compounding interest it is important to establish a disciplined saving and investment program as soon as possible.

When I look back at this report in later years, I hope to have maximized the Fund's objectives and in the process fulfill a personal goal. I am convinced that the Fund follows a sound investment discipline, has Directors in place that are honest and committed to the success of this Fund and finally a portfolio manager who is eager and determined to compete with some of the best managers in the marketplace. I look forward to the challenge and the responsibility to grow your assets.


Respectfully Submitted,


James B. Potkul
President/Portfolio Manager









Except for any historical information, the matters discussed in this letter contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934. These forward-looking statements involve risks and uncertainties, including activities, events or developments that the Advisor expects, believes or anticipates will or may occur in the future. A number of factors could cause actual results to differ from those indicated in the forward-looking statements. Such statements are subject to a number of assumptions, risks and uncertainties. Readers are cautioned that such statements are not guarantees of future performance and actual results may differ materially from those set forth in the forward-looking statements. The Advisor undertakes no obligation to publicly update or revise forward-looking statements whether as a result of new information or otherwise.













BREAD & BUTTER FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the Bread & Butter Fund from October 31, 2005 to December 31, 2005. These changes are then compared to a $10,000 investment in the S&P 500 Index, which is an index comprised of 500 stocks, for the same period. The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.
Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.



                                  October 31 2005 to December 31, 2005
                                  -------------------------------------

Bread & Butter Fund          1.73%       $10,000          $10,173
S&P 500 Index                3.42%       $10,000          $10,342





BREAD & BUTTER FUND, INC.
Top Ten Holdings and Asset Allocation
December 31, 2005




      Top Ten holdings				        Asset Allocation
      (% of Net Assets)					(% of Net Assets)


Sun Communities Inc.  11.02%		             Real Estate (REITs)  11.02%

Pfizer Incorporated   7.86%	                     Media/Entertainment   8.39%

Time Warner Inc.      4.90%			     Pharmaceuticals       7.86%

Central Parking Corp. 3.85%			     Business Services     7.48%

Cendant Corp.	      3.63%			     Oil & Gas - Pipelines 3.57%

El Paso Corporation   3.57%			     Telecommunications    3.49%

News Corp. Ltd. Cl B  3.50%			Short-term Investments    57.77%

IDT Corp.      	      3.49%		Other Assets
                     -------            Less liabilities, net 	           0.42%
				                                         ---------
                      41.81%

	                                                                 100.00%



BREAD & BUTTER FUND, INC.
Expenses
December 31, 2005

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire two-month period of October 31, 2005(commencement of investment operations) to December 31, 2005.







Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide our account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expense may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                     Expenses Paid
                 Beginning	     Ending	           During Period*
                 Account Value    Account Value     October 31, 2005 to
               October 31, 2005   December 31, 2005  December 31, 2005

Actual		 $1,000.00		$1,017.33	      $  2.40

Hypothetical
5% return
before expenses) $1,000.00		$1,006.12	      $  2.39


*Expenses are equal to the Fund's annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 62 days/365 days[number of days in most that the Fund has been offered for sale - year/365 [or 366] (to reflect the short period).







BREAD & BUTTER FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES
DECEMBER 31, 2005


                               Shares   Historical Cost      Value
COMMON STOCKS - 41.81%

Business Services - 7.48%

  Cendant Corp.                 1,500      $24,850           $25,875
  Central Parking               2,000      $28,184           $27,440
                                          ----------        ----------
                                           $53,034           $53,315


Media/Entertainment - 8.39%

  News Corp. Ltd. B             1,500      $23,785           $24,915
  Time Warner Inc.              2,000      $36,065           $34,880
                                           ---------        ----------
                                           $59,850           $59,795

Oil & Gas - Pipelines - 3.57%

  El Paso Corporation           2,090      $23,124           $25,515
                                           --------          --------
                                           $23,124           $25,414

Pharmaceutical - 7.86%

  Pfizer Incorporated           2,400      $50,588           $55,969
                                           --------          --------
                                           $50,588           $55,969

Real Estate (REITs) - 11.02%

  Sun Communities Inc.          2,500      $76,285           $78,500
                                           --------          --------
                                           $76,285           $78,500

Telecommunications - 3.49%

  IDT Corp*                     2,150      $26,025           $24,854
                                           --------          --------
                                           $26,025           $24,854


TOTAL COMMON STOCKS                        $288,906          $297,846
                                           ---------         ---------


The accompanying notes are an integral part of these financial statements.




BREAD & BUTTER FUND, INC. (Continued)
SCHEDULE OF INVESTMENTS IN SECURITIES
DECEMBER 31, 2005

SHORT-TERM INVESTMENTS - 57.77%

   Schwab Value Advantage       411,547    $411,547          $411,547
   Money Market Fund                       --------          ---------

TOTAL SHORT-TERM INVESTMENTS               $411,547          $411,547
                                           --------          ---------

TOTAL INVESTMENTS                          $700,453          $709,393
                                           --------

OTHER ASSETS AND LIABILITIES - 0.42%                         $2,970
                                                             -------

NET ASSETS - 100.00%                                         $712,363
                                                             --------

*Non-income producing during the year.

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND, INC.
Statement of Assets and Liabilities
December 31, 2005


Assets

Investments in securities at fair value (cost $700,484)     $709,393
Cash                                                        $2,856
Dividends and Interest receivable                           $114
                                                            ----------

      Total Assets                                          $712,363

Liabilities

Accrued Expenses                                                -
                                                            ----------
Net Assets                                                  $712,363
                                                            ----------
Composition of Net Assets:

   Common Stock, at $.001 par value                         $70
   Paid in Capital                                          $703,353
   Net unrealized appreciation of securities                $8,940
                                                            ----------

Net Assets (equivalent to $10.15 per share based
On 70,209 shares outstanding) (Note 4)                      $712,363
                                                            -----------

The accompanying notes are an integral part of these financial statements.


BREAD & BUTTER FUND, INC
Statement of Operations
For the period from October 31, 2005 (commencement of investment operations) to December 31, 2005


Investment Income

Dividends                                                   $2,991
                                                            -------

   Total Income                                             $2,991
                                                            --------

Expenses

Investment Advisory Fee (Note 2)                            $970
Audit                                                       $6,000
Insurance                                                   $1,250
Registration Fees                                           $2,000
Software                                                    $650
                                                            --------

    Total Expenses                                          $10,870
Less, fees waived and expenses reimbursed                  ($9,512)
By adviser (Note 2)
                                                            ---------

    Net expenses                                             $1,358

Net Investment Income                                        $1,633
                                                             --------
Realized and Unrealized Gain (Loss) from Investments

     Net realized gain on investment securities                 -

     Net increase in unrealized appreciation on
     Investment securities                                   $8,940
                                                             --------

Net realized and unrealized gain (loss) from investments     $8,940
                                                             --------
Net increase (decrease in net assets resulting
From operations                                             $10,573
                                                            ---------

The accompanying notes are an integral part of these financial statements.







BREAD & BUTTER FUND, INC.
Statement of Changes in Net Assets
For the period from October 31, 2005 (commencement of investment operation) to December 31, 2005


Increase (decrease) in net assets from operations

Net investment income                                       $1,633
Net realized gain from investment transactions                 -
Unrealized appreciation (depreciation) of
Investment securities                                       $8,940
                                                            -------

Net increase (decrease) in net assets resulting
From operations                                             $1,633

Distributions to shareholders                              ($1,633)

Share transactions (Note 4)                                $603,423
                                                           ---------

   Total increase in net assets                            $603,423

Net Assets
   Beginning of year                                       $100,000
                                                           ---------

   End of year                                             $703,423
                                                           ---------




The accompanying notes are an integral part of these financial statements



BREAD & BUTTER FUND, INC.
Financial Highlights
For share of capital stock outstanding throughout the period


                                                             2005*
PER SHARE DATA:
Net Asset Value, Beginning of Year                          $10.00
Income from Investment Operations:

Net Investment Income                                          .02
Net Realized and Unrealized Gain on investments                .15
                                                              ------
Total Income (Loss) From Investment Operations                 .17

Less Distributions                                            (.02)

Net Asset value, End of Year                                 $10.15

Total Return                                                   1.73%


Ratios and Supplemental Data:
Net Assets, End of Year                                      $712,363
Ratio of Expenses, after reimbursement
To Average Net Assets                                          1.40% a
Ratio of Expenses, before reimbursement
To Average Net Assets                                         11.21% a
Ratio of Net Investment Income to
Average Net Assets                                             1.68% a
Portfolio Turnover Rate (%)                                    0.00%


a = annualized

*For the period from October 31, 2005 (commencement of investment
 Operations) to December 31, 2005.










The accompanying notes are an integral part of these financial statements.







BREAD & BUTTER FUND, INC.
Notes to Financial Statement
December 31, 2005


1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: The Bread & Butter Fund, Inc. (the "Fund"), is an open-end, no-load, non-diversified regulated investment company that was incorporated in the state of New Jersey on March 2, 2004. The Fund commenced investment operations October 31, 2005, it had no operations prior to that date other than matters relating to its organizational matters and the sale of 10,000 shares to James B. Potkul, who is affiliated with the Adviser, as it's President/Chief Investment Office and Principal. The Fund is authorized to issue 100,000,000 shares of $.001 par value capital stock.

	The Fund's investment objective is to seek long-term capital appreciation primarily by investing in securities that Potkul Capital Management LLC (the "Adviser") believes are undervalued. The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios.

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately
reflect the fair market value of such securities.   Securities that
are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price, except for short positions, for which the last quoted asked price is used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.



Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.
BREAD & BUTTER FUND, INC.
Notes to Financial Statement (Continued)
December 31, 2005


1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions to Shareholders: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized, over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for operations during the reporting. Actual results could differ from these estimates.




BREAD & BUTTER FUND, INC.
Notes to Financial Statement (Continued)
December 31, 2005


2.	INVESTMENT ADVISORY AGREEMENT

The Fund has an investment advisory agreement with the Adviser to furnish investment advisory and certain other management services to the Fund. The Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%. The Adviser will absorb all expenses of the Fund so that the Fund's total expense ratio is equal to or less than 2 % of the first $10 million in net assets and less than 1.5% of the next $20 million of net assets per year. This expense cap shall remain in effect in perpetuity and can only be terminated by the Fund. The Fund will bear its own operating expenses which will include director's fees, legal and accounting fees, interest, taxes, brokerage commissions, bookkeeping and record maintenance, operating its office, transfer agent and custodian fees. The Adviser will serve as the Fund's transfer agent at no cost to the Fund except for out of pocket expenses. A management fee of $970 accrued to the Advisor for the period from October 31, 2005 (commencement of investment operations) to December 31, 2005. For that period the Advisor reimbursed the Fund $9,512 for expenses in excess of 1.4% of the average annual net assets. The 1.4% expense cap was voluntary on the part of the Adviser.

James B. Potkul is the President and Chief Investment and
Compliance Officer of the Fund. Mr. Potkul is also the President/Chief Investment Officer and Principal of the Adviser.

3.   INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2005 were $288,906 and none respectively.




At December 31, 2005 net unrealized appreciation for Federal income tax purposes aggregated $8,940 of which $12,041 related to unrealized appreciation of securities and $3,101 related to unrealized depreciation of securities. The cost of investments at December 31, 2005 for Federal income tax purposes was $288,906, excluding short-term investments.

4.	CAPITAL SHARE TRANSACTIONS

As of December 31, 2005, there were 100,000,000 shares of $.001 per value capital stock authorized. The total par value and paid-in capital totaled $703,423. Transactions in capital stock were as follows for the years ended:



                                          December 31, 2005
                                         Shares        Amount
                                       --------------------------
             Shares Sold                 60,048      $601,790
             Shares issued in
             Reinvestment of dividends      161      $1,633
             Shares Redeemed                -           -
                                         --------    ----------

             Net Increase/(decrease)     60,209      $603,423


BREAD & BUTTER FUND, INC.
Notes to Financial Statement (Continued)
December 31, 2005


5.         FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United
States.

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:


		Undistributed ordinary income          		 $       -
		Undistributed long-term capital gain 		 $       -
		Unrealized appreciation			         $    8,940

The tax character of distributions paid during the years ended
December 31, 2005 was ordinary income of $1,633.





BREAD & BUTTER FUND, INC.
ADDITIONAL INFORMATION - UNAUDITED
December 31, 2005


PROXY VOTING GUIDELINES
Potkul Capital Management LLC., the Fund's Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. The Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities is available without charge by calling the Fund at 1-888-476-8585, at the Fund's website http://www.breadandbutterfund.com or by visiting the Securities and Exchange Commission ("SEC's") website http://www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on July 25, 2005, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund (as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered, among other things, the following information regarding the Investment Adviser.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT
ADVISOR
The Directors reviewed the nature, quality and scope of current and anticipated services provided by the Investment Advisor under the Advisory Agreement. This includes portfolio management, supervision of Fund operations and compliance and regulatory matters.

COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISER
The Directors considered the Fund's management fee and total expense ratio relative to industry averages. The willingness of the Adviser to absorb initial formation expenses as well as absorbing expenses beyond contract terms has shown effort to be competitive on a fee basis.



CONCLUSIONS
Based on the above review and discussions, the Directors concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.




     BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund is set forth below. The SAI includes additional information about the Fund's Directors, and is available without charge, by calling 1-888-476-8585. Each director may be contacted by writing to the director c/o Bread & Butter Fund, Inc., 3633 Hill Road, Parsippany, NJ 07054.

INTERESTED DIRECTORS & OFFICERS

Name and Age  Position w/Fund  Term of Office and     Principal Occupation Other
                               Length of time served  During last 5 years
------------  ---------------  ---------------------  -------------------  -----
James B.      President        1 year w/election      President and Chief  None
Potkul        Chief Investment Annually Served        Investment Officer
Age 42        Compliance       Since 2005             of the Adviser
              Officer of the
              of the Fund


Elaine Potkul Secretary        1 year w/election      Administration of    None
Age 44                         Annually Served        the Adviser
                               Since 2005

Jeffrey E     Director         1 year w/election      Specialist Urology   None
Potkul                         Annually Served        Ethicon Endo
Age 39                         since 2005             Surgery Inc.
                                                      Johnson & Johnson


INDEPENDENT DIRECTORS

Donald J      Director         1 year w/election      Professor Biology    None
McDermott                      Annually Served        Essex County
Age 75                         since 2005             College


Frank J.      Director         1 year w/election      Senior Systems       None
Figurski                       Annually Served        Technician HSBC
Age 43                         Since 2005             Technology &
                                                      Services USA Inc.

Theodore J    Director         1 year w/election      National Recovery    None
Moskala                        Served Since 2005      Center Director
Age 41                                                St.Paul Travelers Corp.




"Interested persons" as defined in the Investment Company Act of 1940. Mr. James and Elaine Potkul are an "interested person" because of their affiliation with the Fund's Investment Adviser. Jeffrey Potkul is the brother of James Potkul.



Sanville & Company
Certified Public Accountants
1514 Old York Road Abington, PA 19001
(215) 884-8460 (215) 884-8686 FAX

 To the Shareholders and Board of Directors of the Bread & Butter Fund, Inc.


In planning and performing our audit of the financial statements of the Bread & Butter Fund, Inc. (the "Fund"), for the period from October 31, 2005 (commencement of investment operations) to December 31, 2005 we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of the Fund is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgements by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in internal control, error or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities that we consider to be material weaknesses as defined above as of December 31, 2005.

This report is intended solely for the information and use of management, the Board of Directors of the Bread & Butter Fund, Inc. and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


Abington, Pennsylvania 				  Sanville & Company
February 3, 2006





ITEM 2.  CODE OF ETHICS.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

    The Fund has assets of less than 1 million and has no audit committee and therefore has no audit committee financial expert. The Fund's officers and board of directors, which consists of independent directors that control 75% of the board, oversee and review all Fund reports. The current Fund auditor is Michael Baranowsky of Sanville & Company. Mr. Baranowsky conducts the various Fund audits and continues to indicate satisfaction with the Fund's internal controls, security certificate inspections, and other Fund reporting. At this time the Fund believes it has adequate supervision over its accounting procedures, practices and reporting.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for last fiscal years for audit fees.

                       12/31/2005

Audit Fees             $ 6,000
Audit-Related Fees     $     0
Tax Fees               $     0
All Other Fees         $     0


Each year, the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. At the registrant's Annual Meeting, the shareholders vote to approve or disapprove the principal accountant recommended by the Board.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.   Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES

Not applicable to open-end investment companies.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11.  CONTROLS AND PROCEDURES.

James B. Potkul is the President of the Fund. He handles all financial matters of the Fund and has provided the internal control procedures to produce detailed and accurate reports in all financial matters involving Fund operations. James B. Potkul reports to the board of directors and the Fund's Chairman of the Board, Donald McDermott on a continuous basis. Mr. Potkul is also President and owner of the investment adviser, the Potkul Capital Management LLC. Auditors have reviewed the Internal Control exercised by the Fund during this past year and found no material weaknesses.

ITEM 12.  EXHIBITS.

(a)(1)  Code of Ethics - ex-99code.eth  Filed herwith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. ex-99cert Filed herewith.

(b)     Certifications pursuant to Section 906 of the Sarbanes-Oxley
Act of 2002.  ex-99.906cert   Filed herewith.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Bread & Butter Fund, Inc.

By /s/ James B. Potkul
--------------------------
       James B. Potkul
       President

Date 2/28/06




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ James B. Potkul
------------------------
       James B. Potkul
       President

Date 2/28/06